Fair Value Measurements - Schedule of Company’s Assets and Liabilities are Measured at Fair Value (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Company’s Assets and Liabilities are Measured at Fair Value [Line Items]
Assets	$ 8,101,849	$ 9,308,328	$ 194,224,782
Liabilities	2,244,039	1,100,757	857,787
Convertible promissory note		944,118
Quoted Prices In Active Markets (Level 1) [Member]
Schedule of Company’s Assets and Liabilities are Measured at Fair Value [Line Items]
Liabilities		85,388	450,656
Convertible promissory note
Significant Other Observable Inputs (Level 2) [Member]
Schedule of Company’s Assets and Liabilities are Measured at Fair Value [Line Items]
Liabilities	355,781
Convertible promissory note
Significant Other Unobservable Inputs (Level 3) [Member]
Schedule of Company’s Assets and Liabilities are Measured at Fair Value [Line Items]
Liabilities	$ 1,888,258	1,015,369	407,131
Convertible promissory note		944,118
Warrant liabilities – Public Warrants [Member]
Schedule of Company’s Assets and Liabilities are Measured at Fair Value [Line Items]
Liabilities		85,388	450,656
Warrant liabilities – Public Warrants [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Schedule of Company’s Assets and Liabilities are Measured at Fair Value [Line Items]
Liabilities		85,388	450,656
Warrant liabilities – Public Warrants [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Company’s Assets and Liabilities are Measured at Fair Value [Line Items]
Liabilities
Warrant liabilities – Public Warrants [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Schedule of Company’s Assets and Liabilities are Measured at Fair Value [Line Items]
Liabilities
Warrant liabilities – Private Placement Warrants [Member]
Schedule of Company’s Assets and Liabilities are Measured at Fair Value [Line Items]
Liabilities		66,128	377,857
Warrant liabilities – Private Placement Warrants [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Schedule of Company’s Assets and Liabilities are Measured at Fair Value [Line Items]
Liabilities
Warrant liabilities – Private Placement Warrants [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Company’s Assets and Liabilities are Measured at Fair Value [Line Items]
Liabilities
Warrant liabilities – Private Placement Warrants [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Schedule of Company’s Assets and Liabilities are Measured at Fair Value [Line Items]
Liabilities		66,128	377,857
Warrant liabilities – Representative’s Warrants [Member]
Schedule of Company’s Assets and Liabilities are Measured at Fair Value [Line Items]
Liabilities		5,123	29,274
Warrant liabilities – Representative’s Warrants [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Schedule of Company’s Assets and Liabilities are Measured at Fair Value [Line Items]
Liabilities
Warrant liabilities – Representative’s Warrants [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Company’s Assets and Liabilities are Measured at Fair Value [Line Items]
Liabilities
Warrant liabilities – Representative’s Warrants [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Schedule of Company’s Assets and Liabilities are Measured at Fair Value [Line Items]
Liabilities		5,123	$ 29,274
Cash and marketable securities held in trust [Member]
Schedule of Company’s Assets and Liabilities are Measured at Fair Value [Line Items]
Assets		10,873,406
Cash and marketable securities held in trust [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Schedule of Company’s Assets and Liabilities are Measured at Fair Value [Line Items]
Assets		10,873,406
Cash and marketable securities held in trust [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Company’s Assets and Liabilities are Measured at Fair Value [Line Items]
Assets
Cash and marketable securities held in trust [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Schedule of Company’s Assets and Liabilities are Measured at Fair Value [Line Items]
Assets